Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues
Healthcare services revenues	$ 3	$ 9	$ 13	$ 19
License & Management services revenues	54	95	194	319
Total revenues	57	104	207	338
Operating expenses
Cost of healthcare services	161	99	428	174
General and administrative	2,376	2,581	8,329	9,254
Impairment losses		1		39
Depreciation and amortization	85	204	266	705
Total operating expenses	2,622	2,885	9,023	10,172
Loss from operations	(2,565)	(2,781)	(8,816)	(9,834)
Interest and other income		1	4	129
Interest expense	(224)	(41)	(923)	(312)
Gain on the sale of marketable securities				696
Other than temporary impairment of marketable securities		(32)
Loss on debt extinguishment			(41)
Change in fair value of warrant liability	464	913	8,465	1,807
Gain (Loss) from operations before provision for income taxes	(2,325)	(1,940)	(1,311)	(7,514)
Provision for income taxes	2	2	11	22
Net income (loss)	$ (2,327)	$ (1,942)	$ (1,322)	$ (7,536)
Basic and diluted net income (loss) per share:*
Basic and diluted net income (loss) per share* (in Dollars per share)	$ (0.11)	$ (0.97)	$ (0.08)	$ (4.18)
Weighted number of shares outstanding* (in Shares)	21,205	1,992	17,346	1,805